Balance Sheet	Jun. 30, 2025 USD ($)	Jan. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jul. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jul. 31, 2023 USD ($)
Current liabilities:
Amount due to a related party		$ 71,771		$ 3,947
Non-current liabilities:
TOTAL LIABILITIES		71,771		3,947
Shareholders’ equity
Ordinary shares (par value of US$0.36 (RM1) per share; 580,000 shares authorized; 580,000 shares issued and outstanding as of July 31, 2024 and January 31, 2025)
Accumulated (deficit)/surplus		(71,771)		(3,947)
Total shareholders’ equity		(71,771)		(3,947)
Titan Pharmaceuticals Inc [Member]
Current assets:
Cash and cash equivalents	$ 2,803,000		$ 2,831,000		$ 6,760,000
Restricted cash					13,000
Accounts receivable, net					46,000
Notes receivable					1,000,000
Related party receivable	143,000		62,000
Prepaid expenses and other current assets	105,000		30,000		199,000
Total current assets	3,051,000		2,923,000		8,018,000
Non-current assets:
Property and equipment, net					5,000
Right-of-use asset, net					63,000
TOTAL ASSETS	3,051,000		2,923,000		8,086,000
Current liabilities:
Accounts payable	219,000		202,000		348,000
Notes payable					500,000
Other accrued liabilities	44,000		281,000		519,000
Lease liabilities-current					65,000
Deferred grant revenue					12,000
Total current liabilities	263,000		483,000		1,444,000
Non-current liabilities:
TOTAL LIABILITIES	263,000		483,000		1,444,000
Commitments and contingencies
Shareholders’ equity
Preferred stock, at amounts paid in, $0.001 par value per share; 5,000,000 shares authorized, 890,345 and 950,000 shares issued and outstanding at June 30, 2025 and December 31, 2024, respectively.	1,000		1,000		1,000
Ordinary shares (par value of US$0.36 (RM1) per share; 580,000 shares authorized; 580,000 shares issued and outstanding as of July 31, 2024 and January 31, 2025)	1,000		1,000		1,000
Additional paid-in capital	400,574,000		398,974,000		398,470,000
Accumulated (deficit)/surplus	(397,788,000)		(396,536,000)		(391,830,000)
Total shareholders’ equity	2,788,000		2,440,000		6,642,000
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 3,051,000		2,923,000		8,086,000
TALENTEC SDN. BHD. [Member]
Current assets:
Cash and cash equivalents		371,963		684,497		$ 3,353
Restricted cash		565,635		549,533		544,720
Accounts receivable, net		336,651		287,324		193,245
Contract assets				3,380		4,351
Deferred costs		67,013		317,761		265,952
Deferred Offering Cost		540,572		369,697
Prepaid expenses and other current assets		56,208		38,914		42,760
Total current assets		1,938,042		2,251,106		1,054,381
Non-current assets:
Property and equipment, net		107,081		1,365		105
Right-of-use asset, net		173,705				41,210
Total non-current assets		280,786		1,365		41,315
TOTAL ASSETS		2,218,828		2,252,471		1,095,696
Current liabilities:
Accounts payable		214,288		152,327		99,251
Notes payable		69,109		319,750		289,082
Contract liabilities		181,847		475,697		432,912
Accrued expenses and other current liabilities		524,162		182,116		103,211
Amount due to a related party				358,626		33,296
Short-term borrowings		204,860				129,157
Current portion of long-term bank borrowings		51,327		66,193		91,664
Other accrued liabilities		29,396		110,725		17,754
Lease liabilities-current		58,504				42,042
Total current liabilities		1,099,237		1,554,709		1,220,615
Non-current liabilities:
Long-term borrowings				17,949		117,563
Lease liabilities-non-current		115,201
Total non-current liabilities		115,201		17,949		117,563
TOTAL LIABILITIES		1,214,438		1,572,658		1,338,178
Commitments and contingencies
Shareholders’ equity
Ordinary shares (par value of US$0.36 (RM1) per share; 580,000 shares authorized; 580,000 shares issued and outstanding as of July 31, 2024 and January 31, 2025)		208,617		208,617		191,482
Additional paid-in capital		782,865		782,865
Accumulated (deficit)/surplus		35,850		(259,118)		(412,345)
Accumulated other comprehensive loss		(22,942)		(52,551)		(21,619)
Total shareholders’ equity		1,004,390		679,813		(242,482)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		2,218,828		2,252,471		1,095,696
TALENTEC SDN. BHD. [Member] | Related Party [Member]
Current liabilities:
Amount due to a related party				358,626		$ 33,296
BSKE Limited [Member]
Current liabilities:
Amount due to a related party				3,947
Non-current liabilities:
TOTAL LIABILITIES				3,947
Shareholders’ equity
Ordinary shares (par value of US$0.36 (RM1) per share; 580,000 shares authorized; 580,000 shares issued and outstanding as of July 31, 2024 and January 31, 2025)
Accumulated (deficit)/surplus				(3,947)
Total shareholders’ equity				$ (3,947)